STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (709,141)	$ (104,444)	$ (431,923)		$ (233,008)
Adjustments to reconcile net loss to net cash to cash used by operating activities:
Amortization of prepaid common stock for services		3,781	4,911		7,500
Amortization of intangible assets	114,689		51,036
Share based compensation expense	20,125		7,875
Changes in operating assets and liabilities:
Decrease in prepaid expenses	6,982	2,000	(4,982)		(2,000)
Accounts Payable	212,621		42,790		650
Accrued Payroll	125,000	80,738	176,662		161,475
Net cash used by operating activities	(229,725)	(17,925)	(163,631)		(65,383)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired through the merger			9,912
Net cash used by investing activities			9,912
CASH FLOWS FROM FINANCING ACTIVITIES:
Retirement of common Stock			(5)
Proceeds from loan payable	10,500
Proceeds from issuance of common stock	99,987
Net cash provided by financing activities	110,487		(5)
Net decrease in cash	(119,238)	(17,925)	(143,724)		(65,383)
Cash, beginning of period	123,757	267,481	267,481		332,864
Cash, end of period	4,519	249,556	123,757	$ 249,556	267,481
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for Income Tax
Non-cash investing activities
Fair value of assets acquired, net of cash acquired			2,283,858
Fair value of liabilities assumed			$ 260,193
LAT PARMA LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(114,807)		$ (20,880)
CASH FLOWS FROM FINANCING ACTIVITIES:
Partner Contributions				97,000		30,000
Loan from Partners				5,000
Net cash provided by financing activities				102,000		9,120
Net decrease in cash				(12,807)		9,120
Cash, beginning of period				18,154		9,034
Cash, end of period		$ 5,347		$ 5,347		$ 18,154